TRADE ACCOUNTS PAYABLE AND BILLS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS PAYABLE AND BILLS PAYABLE
Schedule of trade accounts and bills payable

	December 31,
	2021	2022
	RMB	RMB

Amounts due to third parties	193,547	224,994
Amounts due to Sinopec Group Company and fellow subsidiaries	4,227	25,358
Amounts due to associates and joint ventures	6,145	8,290
	203,919	258,642
Bills payable	11,721	10,782
Trade accounts payable and bills payable measured at amortized cost	215,640	269,424